Fund Summary
Franklin Managed Volatility Global Allocation VIP Fund
Investment Goal
Total return (including income and capital gains) while seeking to manage volatility.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The tables and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or other mutual funds. If they were included, your costs would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Franklin Managed Volatility Global Allocation VIP Fund Class 2
Maximum Cumulative Sales Charge (as a percentage of Offering Price)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Franklin Managed Volatility Global Allocation VIP Fund Class 2
Management Fees (as a percentage of Assets)		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other expenses of the Fund		0.40%
Other expenses of the Subsidiary (including Subsidiary management fee)		0.10%
Other Expenses (as a percentage of Assets):	[1]	0.50%
Acquired Fund Fees and Expenses	[1]	0.12%
Expenses (as a percentage of Assets)		1.87%
Fee Waiver or Reimbursement	[2]	0.67%
Net Expenses (as a percentage of Assets)		1.20%
[1]	Other expenses and Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly owned by the Fund (Subsidiary). This waiver may not be terminated and will remain in effect for as long as the investment manager's contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.83% (other than certain non-routine expenses), until April 30, 2014. The investment manager also has agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Franklin Managed Volatility Global Allocation VIP Fund Class 2	122	513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by using an asset allocation strategy that seeks to diversify the Fund's portfolio across global asset classes (principally global equity and global fixed income securities), regions and sectors while seeking to limit the expected volatility of the Fund's returns to about 10% or less per year (target volatility). This strategy may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. There is no guarantee that the Fund will achieve its target volatility.

The Fund’s 10% or less total return target volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be 10% per year or within any specified targeted range. It is possible that the Fund could meet its target volatility level while having negative performance returns. Also, efforts to manage the Fund's volatility could limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

Under normal market conditions, the Fund invests principally in a diversified portfolio of stocks and other equity securities (including unaffiliated exchange-traded funds (ETFs) and mutual funds), bonds and other debt securities, and short-term (money market) investments allocated across the following broad asset classes, in approximately the following baseline percentages (plus or minus 5%):

55% Global Equity (U.S./International/Emerging Markets)

37% Global Fixed Income (U.S./International)

5% Commodity-Linked Instruments

3% Cash, Cash Equivalents and Money Market Securities

At the discretion of the investment manager, and without the approval of shareholders, the above allocations (including sub-allocations within each asset class) may vary from time to time, e.g., based on market conditions, the investment manager’s assessment of an asset class' relative attractiveness as an investment opportunity, or as part of the managed volatility strategy. At any given time, the Fund may be invested substantially or entirely in equity securities, global fixed income securities or cash and cash equivalents. However, emerging market equity, emerging market debt, and commodity-linked instruments are each intended to be limited to no more than 5% of the Fund’s net assets and to 10% of the Fund’s net assets in the aggregate.

The Fund also employs a managed volatility strategy, or volatility control process, principally by focusing on investments that the investment manager believes offer attractive returns relative to the risks assumed and by hedging through the use of derivatives. The managed volatility strategy seeks to stabilize the total return volatility of the Fund around its expected target volatility level of 10% or less over a one-year period and to reduce the downside risk of the Fund during periods of significant and sustained market declines. In this context, "volatility" is a statistical measurement of the frequency and level of up and down fluctuations in the value of the Fund's returns over time. Volatility, in other words, represents the expected average annual deviation of the Fund's return around the average Fund return.

In some years, the markets will be more volatile than 10%, meaning the Fund could lose more than 10% in any given year and still be within the boundaries of the 10% average volatility target. The investment manager uses bottom-up risk reduction investment strategies, including investing in low volatility stocks and stock indices (currently, largely through risk-reducing equity ETFs seeking to replicate certain low volatility stock indices). The investment manager also uses a top-down, risk reduction hedging strategy, using derivatives instruments (principally stock index and government bond futures).

For example, when a particular asset class or classes appear to present high future volatility, reduction in the exposure to such classes would typically be sought; when such volatility appears to be reduced then exposure would typically be increased. The Fund’s exposure to various asset classes may be adjusted through the use of derivatives as often as daily or may not be adjusted for extended periods of time. The timing and extent of such adjustments are within the sole discretion of the investment manager.

With respect to the Fund’s global equity investments, the Fund may invest in equity securities of U.S. and non-U.S. companies in any industry and of any market capitalization through direct investments, ETFs or mutual funds. The Fund currently intends to focus principally on unaffiliated ETFs that use an active portfolio construction process designed to select stocks that are expected to have low volatility and correspond generally to the performance (before fees and expenses) of specific minimum volatility domestic and international equity indices. The emerging markets sub-set of the global equity strategy will invest predominantly in equity securities of companies located in emerging market countries, applying a fundamental research, value-oriented, long-term approach.

With respect to the Fund’s global fixed-income investments, the Fund will invest predominantly in debt securities issued by governments and government agencies located around the world.

With respect to its cash investments, the Fund expects to hold high quality money market securities, including U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper, repurchase agreements and affiliated money market funds.

With respect to the Fund’s commodity investments, the investment manager currently intends to purchase exchange-traded notes (ETNs) to gain exposure to commodities. The ETNs are designed to provide investors, such as the Fund, with a cost-effective investment in broad-based commodities, as measured by various commodity indices.

For hedging or investment purposes, the Fund may enter into various transactions involving complex instruments that include but not limited to, currency forwards, interest rate/bond futures, equity index futures, and exchange traded notes (ETNs). The managed volatility strategy regularly uses stock index futures, interest rate/bond futures, and currency forwards, while in the global fixed income portion of the Fund’s portfolio, the Fund may, from time to time, use interest rate/bond futures and currency forwards. Derivative instruments can be used to adjust or obtain net long or net negative (short) exposure to various asset classes, regions, currencies, sectors or securities for hedging or investment purposes, or to otherwise manage the Fund’s volatility.

In connection with the Fund’s managed volatility strategy, the investment manager uses a combination of proprietary and third-party risk modeling systems to help it estimate the expected volatility of the Fund’s portfolio on a daily basis. Based on those estimates, the investment manager adjusts the Fund’s exposure to certain markets and asset classes (through derivatives or other investments) in an attempt to manage the Fund’s expected volatility. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

The Fund is structured as a multi-manager fund, with the investment manager responsible for the Fund's overall asset allocation, investment strategies including the managed volatility strategy, and investment performance monitoring; managing portions of the Fund's portfolio; and managing the commodity-linked instruments. The investment manager sub-contracts with various other investment managers within Franklin Templeton Investments (the "Sub-Advisors") who currently independently manage the following separate portions of the Fund’s portfolio: (1) the emerging markets sub-set of the global equity portion; and (2) the global fixed income portion.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Managed Volatility Strategy

There can be no guarantee that the Fund will achieve its annualized target volatility. The actual volatility that the Fund experiences may be significantly higher or lower than its target volatility goal. In addition, the managed volatility strategy could limit the Fund’s gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed and, if unsuccessful, may cause the Fund to experience substantial losses greater than what the Fund might have experienced had such strategy not be implemented at all. The Fund could experience volatility greater than its volatility goal at any time and for any period of time, particularly in periods of high volatility in certain markets, the Fund will experience volatility greater than its volatility goal.

The proprietary and third-party risk models used by the investment manager may perform differently than expected and may negatively affect Fund performance and the ability of the Fund to meet its targeted volatility for various reasons, including errors in using or building the models, technical issues implementing the models and various non-quantitative factors (e.g., market or trading system dysfunctions, investor fear or over-reaction).

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Investing in ETFs and Other Mutual Funds

Because the Fund invests to a large extent in ETFs and other mutual funds, the Fund’s performance is directly related to the performance of the underlying ETFs and other mutual funds held by it. Investing in an ETF may be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. The Fund also pays brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an investment in an ETF may not achieve its intended purpose or may reduce the diversification benefits to the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, the investment manager's allocation of Fund assets among different asset classes, Sub-Advisors, ETFs, mutual funds and direct investments may not prove beneficial in light of subsequent market events.

Commodities

Although it is anticipated that the Fund will only have a 5% allocation of its assets to commodities, investing in physical commodities, either directly or through complex securities such as ETNs, presents unique risks. Investing in physical commodities, including trading in futures contracts thereon, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated, or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. The current or "spot" prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Index and Passive Investing

The Fund will have exposure to certain broad-based securities, interest rate and commodity indexes. The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes. None of the index sponsors has any obligation or responsibility to the Fund or its shareholders in connection with any such modification, discontinuance or suspension, including any obligation or responsibility to notify the Fund of any such modification, discontinuance or suspension.

With respect to the Fund’s investment in passively managed ETFs, there is the risk that an ETF may not replicate exactly the performance of the benchmark index it seeks to track due to imperfect correlation between an ETF’s portfolio securities and those in its index, rounding, timing of cash flows, the size of the ETF, fees and expenses borne by the ETF and changes to the index. In addition, some ETFs may use representative sampling, which is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index. In these cases, an ETF is subject to an increased risk of tracking error, in that the ETF may not have an investment profile similar to those of its index and, therefore, an investment in an ETF may not produce the intended investment result. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, because ETFs purchased by the Fund are not actively managed, they may be affected by a general decline in market segments relating to their respective indices, as such ETFs do not attempt to take defensive positions in declining markets.

Performance
Because the Fund is new, it has no performance history.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000837274
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 1, 2013
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Managed Volatility Global Allocation VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return (including income and capital gains) while seeking to manage volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. The tables and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or other mutual funds. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment goal by using an asset allocation strategy that seeks to diversify the Fund's portfolio across global asset classes (principally global equity and global fixed income securities), regions and sectors while seeking to limit the expected volatility of the Fund's returns to about 10% or less per year (target volatility). This strategy may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. There is no guarantee that the Fund will achieve its target volatility.

The Fund’s 10% or less total return target volatility is not a total return performance target – the Fund does not expect, nor does it represent, that its total return performance will be 10% per year or within any specified targeted range. It is possible that the Fund could meet its target volatility level while having negative performance returns. Also, efforts to manage the Fund's volatility could limit the Fund's gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed, and if unsuccessful may result in substantial losses.

Under normal market conditions, the Fund invests principally in a diversified portfolio of stocks and other equity securities (including unaffiliated exchange-traded funds (ETFs) and mutual funds), bonds and other debt securities, and short-term (money market) investments allocated across the following broad asset classes, in approximately the following baseline percentages (plus or minus 5%):

55% Global Equity (U.S./International/Emerging Markets)

37% Global Fixed Income (U.S./International)

5% Commodity-Linked Instruments

3% Cash, Cash Equivalents and Money Market Securities

At the discretion of the investment manager, and without the approval of shareholders, the above allocations (including sub-allocations within each asset class) may vary from time to time, e.g., based on market conditions, the investment manager’s assessment of an asset class' relative attractiveness as an investment opportunity, or as part of the managed volatility strategy. At any given time, the Fund may be invested substantially or entirely in equity securities, global fixed income securities or cash and cash equivalents. However, emerging market equity, emerging market debt, and commodity-linked instruments are each intended to be limited to no more than 5% of the Fund’s net assets and to 10% of the Fund’s net assets in the aggregate.

The Fund also employs a managed volatility strategy, or volatility control process, principally by focusing on investments that the investment manager believes offer attractive returns relative to the risks assumed and by hedging through the use of derivatives. The managed volatility strategy seeks to stabilize the total return volatility of the Fund around its expected target volatility level of 10% or less over a one-year period and to reduce the downside risk of the Fund during periods of significant and sustained market declines. In this context, "volatility" is a statistical measurement of the frequency and level of up and down fluctuations in the value of the Fund's returns over time. Volatility, in other words, represents the expected average annual deviation of the Fund's return around the average Fund return.

In some years, the markets will be more volatile than 10%, meaning the Fund could lose more than 10% in any given year and still be within the boundaries of the 10% average volatility target. The investment manager uses bottom-up risk reduction investment strategies, including investing in low volatility stocks and stock indices (currently, largely through risk-reducing equity ETFs seeking to replicate certain low volatility stock indices). The investment manager also uses a top-down, risk reduction hedging strategy, using derivatives instruments (principally stock index and government bond futures).

For example, when a particular asset class or classes appear to present high future volatility, reduction in the exposure to such classes would typically be sought; when such volatility appears to be reduced then exposure would typically be increased. The Fund’s exposure to various asset classes may be adjusted through the use of derivatives as often as daily or may not be adjusted for extended periods of time. The timing and extent of such adjustments are within the sole discretion of the investment manager.

With respect to the Fund’s global equity investments, the Fund may invest in equity securities of U.S. and non-U.S. companies in any industry and of any market capitalization through direct investments, ETFs or mutual funds. The Fund currently intends to focus principally on unaffiliated ETFs that use an active portfolio construction process designed to select stocks that are expected to have low volatility and correspond generally to the performance (before fees and expenses) of specific minimum volatility domestic and international equity indices. The emerging markets sub-set of the global equity strategy will invest predominantly in equity securities of companies located in emerging market countries, applying a fundamental research, value-oriented, long-term approach.

With respect to the Fund’s global fixed-income investments, the Fund will invest predominantly in debt securities issued by governments and government agencies located around the world.

With respect to its cash investments, the Fund expects to hold high quality money market securities, including U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper, repurchase agreements and affiliated money market funds.

With respect to the Fund’s commodity investments, the investment manager currently intends to purchase exchange-traded notes (ETNs) to gain exposure to commodities. The ETNs are designed to provide investors, such as the Fund, with a cost-effective investment in broad-based commodities, as measured by various commodity indices.

For hedging or investment purposes, the Fund may enter into various transactions involving complex instruments that include but not limited to, currency forwards, interest rate/bond futures, equity index futures, and exchange traded notes (ETNs). The managed volatility strategy regularly uses stock index futures, interest rate/bond futures, and currency forwards, while in the global fixed income portion of the Fund’s portfolio, the Fund may, from time to time, use interest rate/bond futures and currency forwards. Derivative instruments can be used to adjust or obtain net long or net negative (short) exposure to various asset classes, regions, currencies, sectors or securities for hedging or investment purposes, or to otherwise manage the Fund’s volatility.

In connection with the Fund’s managed volatility strategy, the investment manager uses a combination of proprietary and third-party risk modeling systems to help it estimate the expected volatility of the Fund’s portfolio on a daily basis. Based on those estimates, the investment manager adjusts the Fund’s exposure to certain markets and asset classes (through derivatives or other investments) in an attempt to manage the Fund’s expected volatility. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

The Fund is structured as a multi-manager fund, with the investment manager responsible for the Fund's overall asset allocation, investment strategies including the managed volatility strategy, and investment performance monitoring; managing portions of the Fund's portfolio; and managing the commodity-linked instruments. The investment manager sub-contracts with various other investment managers within Franklin Templeton Investments (the "Sub-Advisors") who currently independently manage the following separate portions of the Fund’s portfolio: (1) the emerging markets sub-set of the global equity portion; and (2) the global fixed income portion.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Managed Volatility Strategy

There can be no guarantee that the Fund will achieve its annualized target volatility. The actual volatility that the Fund experiences may be significantly higher or lower than its target volatility goal. In addition, the managed volatility strategy could limit the Fund’s gains in rising markets, may expose the Fund to costs to which it would otherwise not have been exposed and, if unsuccessful, may cause the Fund to experience substantial losses greater than what the Fund might have experienced had such strategy not be implemented at all. The Fund could experience volatility greater than its volatility goal at any time and for any period of time, particularly in periods of high volatility in certain markets, the Fund will experience volatility greater than its volatility goal.

The proprietary and third-party risk models used by the investment manager may perform differently than expected and may negatively affect Fund performance and the ability of the Fund to meet its targeted volatility for various reasons, including errors in using or building the models, technical issues implementing the models and various non-quantitative factors (e.g., market or trading system dysfunctions, investor fear or over-reaction).

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Investing in ETFs and Other Mutual Funds

Because the Fund invests to a large extent in ETFs and other mutual funds, the Fund’s performance is directly related to the performance of the underlying ETFs and other mutual funds held by it. Investing in an ETF may be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. The Fund also pays brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or an investment in an ETF may not achieve its intended purpose or may reduce the diversification benefits to the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Derivative Instruments

The performance of derivative instruments (including currency-related derivatives) depends largely on the performance of an underlying currency, security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, the investment manager's allocation of Fund assets among different asset classes, Sub-Advisors, ETFs, mutual funds and direct investments may not prove beneficial in light of subsequent market events.

Commodities

Although it is anticipated that the Fund will only have a 5% allocation of its assets to commodities, investing in physical commodities, either directly or through complex securities such as ETNs, presents unique risks. Investing in physical commodities, including trading in futures contracts thereon, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated, or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; and monetary and other governmental policies, action and inaction. The current or "spot" prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Certain commodities are used primarily in one industry, and fluctuations in levels of activity in (or the availability of alternative resources to) one industry may have a disproportionate effect on global demand for a particular commodity. Moreover, recent growth in industrial production and gross domestic product has made China and other developing nations oversized users of commodities and has increased the extent to which certain commodities prices are influenced by those markets.

Index and Passive Investing

The Fund will have exposure to certain broad-based securities, interest rate and commodity indexes. The sponsors of these indexes are under no obligation to continue the calculation and dissemination of the indexes. None of the index sponsors has any obligation or responsibility to the Fund or its shareholders in connection with any such modification, discontinuance or suspension, including any obligation or responsibility to notify the Fund of any such modification, discontinuance or suspension.

With respect to the Fund’s investment in passively managed ETFs, there is the risk that an ETF may not replicate exactly the performance of the benchmark index it seeks to track due to imperfect correlation between an ETF’s portfolio securities and those in its index, rounding, timing of cash flows, the size of the ETF, fees and expenses borne by the ETF and changes to the index. In addition, some ETFs may use representative sampling, which is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index. In these cases, an ETF is subject to an increased risk of tracking error, in that the ETF may not have an investment profile similar to those of its index and, therefore, an investment in an ETF may not produce the intended investment result. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, because ETFs purchased by the Fund are not actively managed, they may be affected by a general decline in market segments relating to their respective indices, as such ETFs do not attempt to take defensive positions in declining markets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, it has no performance history.
Franklin Managed Volatility Global Allocation VIP Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.40%
Other expenses of the Subsidiary (including Subsidiary management fee)	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	513

[1]	Other expenses and Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly owned by the Fund (Subsidiary). This waiver may not be terminated and will remain in effect for as long as the investment manager's contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that common expenses of the Fund (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.83% (other than certain non-routine expenses), until April 30, 2014. The investment manager also has agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.